Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,821,405,702.54
Previously Paid Amount	0.00
Total Fee Amount	389,636.13
Total Offset Amount	0.00
Net Fee	$ 389,636.13